Supplemental Consolidated Statements of Income Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development costs	¥ 447,456	¥ 468,183	¥ 464,320
Advertising costs included in selling general and administrative expenses	363,815	391,326	444,444
Shipping and handling costs	¥ 42,195	¥ 50,803	¥ 65,561